Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 15, 2022
Related Party Transaction [Line Items]
Due from related parties	$ 2,319		$ 2,759
Cost of sales	120,607	$ 164,036
Non-controlling interest	1,819		1,889
Related Party
Related Party Transaction [Line Items]
Accounts payable	6,107		5,080
Cost of sales	2,823		5,329
Long-term debt, excluding current maturities	4,715		$ 4,670
Related Party | Loans payable, related parties, non-current | Loans Payable
Related Party Transaction [Line Items]
Long-term debt, excluding current maturities	$ 4,715	$ 4,670
Related Party | July 2022 Related Party Loan Agreement
Related Party Transaction [Line Items]
Debt instrument, face amount					$ 10,000
Long-term debt, gross				$ 7,919